Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers	As of March 31, 2025 and 2026, the amounts due are as follows:

	2025	2026
Years ending March 31,	Millions of yen	Millions of yen
2026	5,809	—
2027	4,618	8,029
2028	2,884	5,359
2029	106	1,382
2030	51	802
2031	—	208
On or after 2031	1	—
On or after 2032	—	0

Total	¥13,469	¥15,780

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts	The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2025 and 2026:

	2025			2026
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥558,862	¥5,223	2031	¥614,247	¥5,958	2033
Transferred loans	543,453	6,918	2062	609,536	13,760	2062
Real estate loans *	8,408	135	2048	6,524	0	Undetermined
Other	13,261	0	2044	18,225	0	2043

Total	¥1,123,984	¥12,276	—	¥1,248,532	¥19,718	—

*
The maturity of the longest contract of the real estate loan guarantee contracts as of March 31, 2026 is not determinable, as the timing of completion of the mortgage registration
cannot be determined.